Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Pretax loss
Domestic			$ (15,858)	$ (18,853)	$ (16,249)
Foreign			(70)	(75)	326
Loss before taxes			(15,928)	(18,928)	(15,923)
Current
Federal			(1,661)	(4,922)	(5,312)
State			(59)	(259)	(149)
Total current			(1,720)	(5,181)	(5,461)
Deferred
Federal			(3,903)	(1,680)	(180)
State			(85)	119	157
Foreign			(9)	(10)	(10)
Total deferred			(3,997)	(1,571)	(33)
Change in valuation allowance			5,717	6,752	5,494
Total	226	0
Deferred tax assets
Property and equipment			150	186
Intangible assets			177
Deferred revenue			101	26
Accrued compensation			1,640
Share-based compensation			4,136	3,257
Accrued interest			657
Net operating loss carryforwards			28,022	26,306
Other			428	179
Deferred tax assets			35,311	29,954
Valuation allowance			(35,151)	(29,446)
Total deferred tax assets			160	508
Deferred tax liabilities
Software				(456)
Convertible debt- beneficial conversion feature			(160)
Goodwill			(160)
Other				(52)
Total deferred tax liabilities			(320)	(508)
Net deferred tax liabilities			(160)
Reconciliation of statutory federal rate of 35.0% to effective income tax rate
Tax provision (benefit) at the statutory rate (as a percent)			(35.00%)	(35.00%)	(35.00%)
State taxes, net of federal benefit (as a percent)			(1.20%)	(1.80%)	(1.10%)
Other (as a percent)			0.30%	1.10%	1.60%
Valuation allowance (as a percent)			35.90%	35.70%	34.50%
Effective tax rate (as a percent)			0.00%	0.00%	0.00%
Federal net operating loss carry-forwards (after tax)			26,029
State net operating loss carry-forwards (after tax)			$ 1,993
Operating loss carry-forwards expiration period			10 years